Share-Based Compensation - Summary of SSAR and Stock Option Activity Under Plan and Changes During Year (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012 y
Options and SSARs
Outstanding at beginning of period	3,855
Granted	1,282
Exercised	1,072
Forfeited or expired	75
Outstanding at end of period	3,990
Exercisable at end of period	1,989
Weighted- Average Exercise Price
Outstanding at beginning of period	$ 30.26
Granted	$ 45.11
Exercised	$ 24.20
Forfeited or expired	$ 45.62
Outstanding at end of period	$ 36.38
Exercisable at end of period	$ 26.27
Weighted- Average Remaining Contractual Term
Outstanding at end of period	5.0
Exercisable at end of period	3.2
Aggregate Intrinsic Value
Outstanding at end of period	$ 69
Exercisable at end of period	$ 55